Shareholder Report, Average Annual Return (Details)	12 Months Ended
May 31, 2026
C000256092 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	61.24%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.66%